FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

28.	FINANCIAL INSTRUMENTS

(a)	Categories of financial instruments

	As of March 31,
	2025	2026
	HK$’000	HK$’000

Financial assets
Amortized cost
Trade receivables - net	14,704	64,600
Deposit and other receivables	638	2,476
Bank balance – client accounts	54,503	965
Bank balances and cash	6,084	7,360

Financial assets	75,929	75,401

Financial liabilities
Amortized cost
Trade payables	55,829	1,858
Other payables	1,756	2,090
Amount due to a director	3,407	3,204
Loan from a former related company	150	-

Financial liabilities	61,142	7,152

(b)	Financial risk management objectives and policies

The major financial instruments of the Group include trade and other receivables, bank balances and cash, bank balances - client accounts, trade and other payables, amount due to a director and loan from a former related company. Details of the financial instruments are disclosed in the respective notes. The risks associated with these financial instruments include market risk (represented by interest rate risk), credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The Group’s management manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

(i)	Market risk

Interest rate risk

The Group is primarily exposed to fair value interest rate risk in relation to bank balances. The Group has not used any derivative contracts to hedge its exposure to such interest rate risk. However, the directors of the Group monitors interest rate exposure and will consider other necessary action when significant interest rate exposure is anticipated.

Sensitivity analysis

No sensitivity analysis is presented since the directors of the Group consider that the Group’s exposure to interest rate risk is insignificant.

(ii)	Credit risk

Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to bank balances - client accounts, bank balances and cash and trade and other receivables. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

Bank balances – client accounts

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purpose.

The Group’s securities trading activities are transacted on either a cash or margin basis. The Group’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations. In margin transactions, the Group extends credit to customers subject to various regulatory and internal margin requirements, collateralized by cash and securities in the customers’ account. IPO loans are exposed to credit risk from customers who fail to repay the loans upon IPO stock allotment. The Gorup monitors the customers’ collateral level and has the right to dispose of the newly allotted stocks once the stocks first start trading. No IPO loans are outstanding as of March 31, 2025 and 2026.

In connection with its clearing activities, the Group is obligated to settle transactions with brokers and other financial institutions even if its customers fail to meet their obligations to the Group. Customers are required to complete their transactions by the settlement date, generally two business days after the trade date. If customers do not fulfil their contractual obligations, the Group may incur losses. The Group has established procedures to reduce this risk by generally requiring customers to deposit sufficient cash and/or securities into their account prior to placing an order.

Bank balances and cash

The credit risk of bank balances and cash is limited because the majority of the counterparties are international banks with good reputation. Based on the average loss rate, the 12m ECL on bank balances is considered to be insignificant.

Expected credit losses assessment

The Group’s maximum exposure to credit risk in the event that counterparties fail to perform their obligations at the end of the reporting period in relation to each class of recognized financial assets is the carrying amounts of those assets as stated in the consolidated statement of financial position. The Group’s credit risk is primarily attributable to its trade and other receivables. In order to minimize credit risk, the directors review the recoverable amount of each individual receivable regularly to ensure that adequate impairment losses are recognized for irrecoverable receivable. In this regard, the directors consider that the Group’s credit risk is significantly reduced.

The Group considers whether there has been a significant increase in credit risk of financial assets on an ongoing basis throughout each reporting period by comparing the risk of a default occurring as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Especially the following information is used:

-	internal credit rating;
-	external credit rating (if available);
-	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations;
-	actual or expected significant changes in the operating results of the borrower;
-	significant increases in credit risk on other financial instruments of the same borrower; and
-	significant changes in the expected performance and behavior of the borrower, including changes in the payment status of borrowers.

Despite the aforegoing, the Group assumes that the credit risk on a debt instrument has not increased significantly since initial recognition if the debt instrument is determined to have low credit risk at the reporting date. A debt instrument is determined to have low credit risk if (i) it has a low risk of default, (ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and (iii) adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.

Financial assets are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the Group. Where loans or receivables have been written off, the Group, if practicable and economical, continues to engage in enforcement activity to attempt to recover the receivable due.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

The Group applies simplified approach under IFRS 9 to provide for ECL using lifetime expected loss provision for trade receivables from contracts with customers and assessed the impairment assessment with credit-impaired individually by making periodic assessments on the recoverability of the receivables based on the historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions, assessment of both the current conditions and repayment arrangements with the customers at the reporting date as well as the forecast of future conditions. The provision rates are based on the historical credit loss experience and are adjusted for forward-looking information that is available without undue cost or effort. At every reporting date, the historical observed default rates are reassessed and changes in the forward-looking information are considered.

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full. It is presumed that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. When assessing expected credit losses, default receivables are subject to higher provisions compared to non-default receivables. This is to account for the increased credit risk associated with defaults.

The Group enters into additional payment arrangements with certain customers who have overdue balances. These arrangements serve as structured repayment plans, clearly outlining the repayment schedule for the amounts owed by these customers. In assessing the recoverability of the trade receivables, the Group thoroughly evaluates the financial condition of each customer, taking into consideration their financial statements, historical payment records, and direct communications. Based on this comprehensive assessment, the Group may determine that certain trade receivables overdue by more than 90 days should not be considered in default, as the repayment plans provide a reasonable basis for expecting recovery.

Generally, the ECL is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

The Group uses two categories for non-trade receivables which reflect their credit risk and how the loss provision is determined for each of the categories. In calculating the expected credit loss rates, the Group considers historical loss rates for each category and adjusts for forward-looking data.

Category	Definition	Loss provision

Performing	Low risk of default and strong capacity to repay	12m ECL

Non-performing	Significant increase in credit risk	Lifetime ECL

	As of March 31,
	2025	2026
	HK$’000	HK$’000
Breakdown of impairment allowance
Trade receivables from contracts with customers	24,184	33,660

ECL for trade receivables from contracts with customers

The Group applies simplified approach under IFRS 9 to provide for ECL using lifetime expected loss provision for trade receivables from contracts with customers and assessed the impairment assessment with credit-impaired individually by making periodic assessments on the recoverability of the receivables based on the historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions, assessment of both the current conditions and repayment arrangements with the customers at the reporting date as well as the forecast of future conditions. The provision rates are based on the historical credit loss experience and are adjusted for forward-looking information that is available without undue cost or effort. At every reporting date, the historical observed default rates are reassessed and changes in the forward-looking information are considered.

The Group enters into additional payment arrangements with certain customers who have overdue balances. These arrangements serve as structured repayment plans, clearly outlining the repayment schedule for the amounts owed by these customers. In assessing the recoverability of the trade receivables, the Group thoroughly evaluates the financial condition of each customer, taking into consideration their financial statements, historical payment records, and direct communications. Based on this comprehensive assessment, the Group may determine that certain trade receivables overdue by more than 90 days should not be considered in default, as the repayment plans provide a reasonable basis for expecting recovery.

The information about the ECL for the trade receivables from contracts with customers at the end of the reporting period based on the Group’s internal credit risk grading assessment is summarized below.

	Gross carrying amount	Loss allowance	Net carrying amount
	HK$’000	HK$’000	HK$’000

At March 31, 2025
Non-performing	38,888	(24,184)	14,704

At March 31, 2026
Non-performing	98,260	(33,660)	64,600

The movement in the loss allowance for trade receivables from contracts with customers during the year is summarized below.

	Non- performing	Total
	HK$’000	HK$’000

At April 1, 2023	27,835	27,835
Increase in loss allowance	863	863
At March 31, 2024	28,698	28,698
Increase in loss allowance	330	330
Write-offs	(4,844)	(4,844)
At March 31, 2025	24,184	24,184
Increase in loss allowance	9,491	9,491
Disposal of a subsidiary	(15)	(15)

At March 31, 2026	33,660	33,660

During the years ended March 31, 2024, 2025 and 2026, net impairment loss on trade receivables from contracts with customers of HK$863,000, HK$330,000 and HK$9,491,000 was recognized, respectively. Write-off of the loss allowance for trade receivables from contracts with customers for the years ended March 31, 2024, 2025 and 2026 was HK$nil, HK$4,844,000 and HK$nil, respectively.

Concentration of credit risk

The Group’s exposure to credit risk associated with its activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

Details of the customers accounting for 10% or more of total revenue are as follows:

	2024	2024	2025	2025	2026	2026
	HK$’000	%	HK$’000	%	HK$’000	%

Customer A	13,288	40%	32,581	61%	47,251	76%

Customer B	*	-	*	-	9,124	15%

* Less than 10% of the total revenue

Details of the customers accounting for 10% or more of total trade receivables are as follows:

	2025	2025	2026	2026
	HK$’000%		HK$’000%

Customer A	7,545	51%	50,961	79%

Customer B	*	-	8,045	12%

Customer C	3,979	27%	*	-

* Less than 10% of the total trade receivables

In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

The disclosure of customers represents separate and distinct customers and there are no other customers listed that also comprise a significant percentage of either the Group’s revenues and trade receivables for any year presented.

Deposits and other receivables

As part of the Group’ credit risk management, the directors of the Group have obtained understanding to the credit background of the debtors and undertaken the internal credit approval process. The Group applies internal credit rating for its debtors. As of March 31, 2025 and 2026, the deposits and other receivables subject to ECL assessment were classified as “performing” by the management pursuant to their assessment. The gross carrying amounts of the other receivable are disclosed in Note 14. During the years ended March 31, 2024, 2025 and 2026, an impairment loss amounting to HK$nil, HK$nil and HK$794,000 was recognized in profit or loss, respectively.

(iii)	Liquidity risk

The following table details the Group’s remaining contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	On demand or less than 1 year	Total undiscounted cash flows	Carrying amount
	HK$’000	HK$’000	HK$’000

At March 31, 2025
Trade payables	55,829	55,829	55,829
Other payables	1,756	1,756	1,756
Amount due to a director	3,407	3,407	3,407
Loan from a former related company	150	150	150

financial Assets	61,142	61,142	61,142

At March 31, 2026
Trade payables	1,858	1,858	1,858
Other payables	2,090	2,090	2,090
Amount due to a director	3,204	3,204	3,204

financial liabilities	7,152	7,152	7,152

(iv)	Fair value measurements of financial instruments

The directors of the Group consider that the carrying amounts of the financial assets and financial liabilities of the Group recorded at amortized cost in the consolidated financial statements at the end of each reporting period approximate their fair values. Such fair values have been determined in accordance with generally accepted pricing models based on discounted cash flow analysis.

IFRS 7 Financial Instruments: Disclosures establishes a fair value hierarchy that prioritizes the inputs to valuation technique used to measure fair value as follows:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the assets or liability either directly or indirectly; and
•	Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs)

There were no transfers between levels 1, 2 and 3 during the year.